Income taxes - Income tax paid (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
PRC	¥ 49,255
Total income tax paid	187,464	$ 26,807	¥ 203,673	¥ 285,507
Hong Kong
Income taxes
Income tax paid (Foreign jurisdictions)	57,476
Cayman Islands
Income taxes
Income tax paid (Foreign jurisdictions)	39,703
Others
Income taxes
Income tax paid (Foreign jurisdictions)	¥ 41,030